UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-21777

 NAME OF REGISTRANT:                     John Hancock Funds III



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 601 Congress Street
                                         Boston, MA 02210

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Gordon M. Shone
                                         601 Congress Street
                                         Boston, MA 02210

 REGISTRANT'S TELEPHONE NUMBER:          617-663-3000

 DATE OF FISCAL YEAR END:                02/28

 DATE OF REPORTING PERIOD:               07/01/2005 - 06/30/2006


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

2CVM Intrinsic Value Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


2CVN Growth Opportunities Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


2CVO Growth Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


2CVP International Growth Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


2CVQ Value Opportunities Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


2CVR US Core Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


2CVS International Core Fund
--------------------------------------------------------------------------------------------------------------------------
 AEGIS GROUP PLC                                                                             Agenda Number:  700986803
--------------------------------------------------------------------------------------------------------------------------
        Security:  G0105D108
    Meeting Type:  AGM
    Meeting Date:  14-Jun-2006
          Ticker:
            ISIN:  GB0009657569
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 307779 DUE TO ADDITIONAL RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Receive the financial statements for the YE               Mgmt          For                            For
       31 DEC 2005 and the reports of the Directors
       and the Auditors

2.     Declare a final dividend of 1.00p per ordinary            Mgmt          For                            For
       share

3.     Re-elect Mr. David Verklin as a Director, who             Mgmt          For                            For
       retires by rotation

4.     Re-elect Mr. Daniel Farrar as a Director, who             Mgmt          For                            For
       retires by rotation

5.     Re-elect Mr. Bernard Fournier as a Director,              Mgmt          For                            For
       who retires by rotation

6.     Re-elect Mr. Brendan O Neill as a Director                Mgmt          For                            For

7.     Re-elect Mr. Lorraine Trainer as a Director               Mgmt          For                            For

8.     Re-appoint Deloitte & Touche LLP as the Auditors          Mgmt          For                            For
       to hold the office until the conclusion of
       the next general meeting at which the accounts
       are laid before the Company

9.     Authorize the Directors to fix the remuneration           Mgmt          For                            For
       of the Auditors

10.    Approve the remuneration report contained in              Mgmt          For                            For
       the financial statements for the YE 31 DEC
       2005

11.    Authorize the Directors, in substitution for              Mgmt          For                            For
       any existing authority and for the purpose
       of Section 80 of the Companies Act 1985, to
       allot relevant securities  Section 80  up to
       an aggregate nominal amount of GBP 18,849,880;
       Authority expires at the conclusion of the
       next AGM of the Company ; and the Company may
       before such expiry make an offer or agreement
       which would or might require relevant securities
       to be allotted after such expiry and the Directors
       may allot relevant securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

S.12   Authorize the Directors, subject to the passing           Mgmt          For                            For
       of Resolution 11 and pursuant to Section 95
       of the Companies Act 1985, to allot equity
       securities  Section 94 of the Act  for cash
       pursuant to the authority conferred by Resolution
       11 and/or where such allotment constitutes
       an allotment of equity securities by virtue
       of Section 94(3A) of the Act, disapplying the
       statutory pre-emption rights  Section 89 ,
       provided that this power is limited to the
       allotment of equity securities a) in connection
       with a rights issue, open offer or any other
       offer pre-emptive offer in favor of ordinary
       shareholders; and b) up to an aggregate nominal
       value of GBP 2,820,124;  Authority expires
       at the conclusion of the next AGM of the Company
       ; and authorize the Directors to allot equity
       securities after the expiry of this authority
       in pursuance of such an offer or agreement
       made prior to such expiry

S.13   Authorize the Company to make one or more market          Mgmt          For                            For
       purchases  Section 163 of the Companies Act
       1985  of up to 56,549,642 ordinary shares of
       5p each in the capital of the Company, at a
       maximum price equal to 5% above the average
       market value for such shares derived from the
       London Stock Exchange Daily Official List,
       over the previous 5 business days immediately
       preceding the date of such purchase; and the
       higher of the price of the last independent
       trade and the highest current independent bid
       on the London Stock Exchange Official List
       at the time the purchase is carried out; the
       minimum price at which any share may be purchased
       is the par value of such share;  Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or 23 NOV 2007 ; the
       Company, before the expiry, may make a contract
       to purchase ordinary shares which will or may
       be executed wholly or partly after such expiry

14.    Appoint Mr. Philippe Germond as a Director                Mgmt          Against                        Against

15.    Appoint Mr. Roger Hatchuel as a Director                  Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 ALSTOM, PARIS                                                                               Agenda Number:  700982641
--------------------------------------------------------------------------------------------------------------------------
        Security:  F0259M475
    Meeting Type:  AGM
    Meeting Date:  28-Jun-2006
          Ticker:
            ISIN:  FR0010220475
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting    No vote

       Registered Shares: 1 to 5 days prior to the               Non-Voting    No vote
       meeting date, depends on company s by-laws.Bearer
       Shares: 6 days prior to the meeting date. French
       Resident Shareowners must complete, sign and
       forward the Proxy Card directly to the sub
       custodian.  Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.The following
       applies to Non-Resident Shareowners: Proxy
       Cards:  ADP will forward voting instructions
       to the Global Custodians that have become Registered
       Intermediaries, on ADP Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact ADP.
       Trades/Vote Instructions:  Since France maintains
       a Verification Period, for vote instructions
       submitted that have a trade transacted (sell)
       for either the full security position or a
       partial amount after the vote instruction has
       been submitted to ADP and the Global Custodian
       advises ADP of the position change via the
       account position collection process, ADP has
       a process in effect which will advise the Global
       Custodian of the new account position available
       for voting. This will ensure that the local
       custodian is instructed to amend the vote instruction
       and release the shares for settlement of the
       sale transaction.  This procedure pertains
       to sale transactions with a settlement date
       prior to Meeting Date + 1

1.     Receive the report of the Board of Directors,             Mgmt          For                            For
       the report of the Auditors and the Company
       s financial statements for the FYE 31 MAR 2006
       and approve the Company s financial statements,
       as presented and the charges that were not
       tax-deductible  Article 39-4 of the French
       Tax Code , as presented in the financial statement

2.     Receive the report of the Board of Directors              Mgmt          For                            For
       and the report of the Statutory Auditors and
       the consolidated financial statements for the
       FYE 31 MAR 2006, approve the consolidated financial
       statements, in the form presented to the meeting

3.     Approve the recommendations of the Board of               Mgmt          For                            For
       Directors and resolve the earnings of EUR 6,397,943,319.34 for the FY be appropriated as follows: result
       for the FY: EUR 6,397,943,319.34 prior retained
       earnings  after the change in the accounting
       methods allocated to the retained  earnings,
       for an amount of EUR (-)184,408.00): EUR -31,769,576.70,
       legal reserve: EUR 193,439,086.40, general
       reserve: EUR 5,500,000,000.00, retained earnings:
       EUR 672,734,656.24   no dividend will be paid;
       in accordance with the regulations in force,
       the shareholders  meeting recalls that no dividend
       was paid for the previous 3 fiscal years

4.     Receive the special report of the Auditors on             Mgmt          For                            For
       agreements Governed by Article L. 225-38 of
       the French Commercial Code, the said report,
       in which it is mentioned that there were no
       such agreements during the last FY

5.     Approve to renew the appointment of Mr. Georges           Mgmt          For                            For
       Chodron de Courcel as Director for a 4-year
       period

6.     Approve to renew the appointment of Mr. James             Mgmt          For                            For
       B. Cronin as Director for a 4-year period

7.     Appoint, subject to the definitive completion             Mgmt          For                            For
       of the purchase by the Company Bouygues of
       29,051,244 Company s shares, Mr. Olivier Bouygues
       as Director for a 4-year period

8.     Appoint, subject to the definitive completion             Mgmt          For                            For
       of the purchase by the Company Bouygues of
       29,051,244 Company s shares, Mr. Olivier Poupart-Lafarge
       as a Director for a 4-year period

9.     Authorize the Board of Directors to purchase              Mgmt          For                            For
       Company s shares, subject to the conditions
       described below: maximum purchase price: EUR
       90.00, maximum number of shares to be acquired:
       10% of the share capital, i.e. 13,817,077 shares,
       maximum funds invested in the share buybacks:
       EUR 1,243,536,930.00; this authorization is
       given until the general meeting, which will
       deliberate upon the annual financial statements
       for FY started 01 APR 2006; approve to cancel
       and replace the one granted by the shareholders
       meeting of 12 JUL 2005 in its Resolution Number
       9 and to delegate all powers to the Board of
       Directors to take all necessary measures and
       accomplish all necessary formalities

10.    Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by law




--------------------------------------------------------------------------------------------------------------------------
 ARCELOR SA, LUXEMBOURG                                                                      Agenda Number:  701001086
--------------------------------------------------------------------------------------------------------------------------
        Security:  L0218T101
    Meeting Type:  EGM
    Meeting Date:  21-Jun-2006
          Ticker:
            ISIN:  LU0140205948
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 321991 DUE TO CHANGE IN THE VOTING STATUS.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Receive the report of Board of Directors                  Non-Voting    No vote

2.     Approve to reduce the share capital of the Company        Mgmt          No vote
       by means of a public offer to buy back a maximum
       of 150,000,000 shares for the purpose of their
       cancellation, at a buy-back price to be set
       by the Board of Directors, but not exceeding
       EUR 50.00 per share

3.     Authorize the Board of Directors to implement             Mgmt          No vote
       the public share buyback offer and change the
       Company By-laws accordingly

4.     Approve to insert the new Paragraph at the end            Mgmt          No vote
       of the Article 13 of the By-laws




--------------------------------------------------------------------------------------------------------------------------
 ARCELOR SA, LUXEMBOURG                                                                      Agenda Number:  701022585
--------------------------------------------------------------------------------------------------------------------------
        Security:  L0218T101
    Meeting Type:  EGM
    Meeting Date:  30-Jun-2006
          Ticker:
            ISIN:  LU0140205948
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 325389 DUE TO DELETION OF RECORD DATE. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Approve to maintain the option offered by the             Mgmt          Against                        Against
       SeverStal transaction for the Arcelor shaereholders.

2.     PLEASE NOTE THIS IS A SHAREHOLDER PROPOSAL:               Shr           For                            Against
       Approve  The shareholders  Meeting, having
       reviewed the press release issued by Arcelor
       on May 26, 2006 and the presentation entitled
       The global Steel Champion  dated May 26, 2006
       and, acknowledging the importance of the transaction
       for Arcelor, requests that Arcelor s Board
       of Directors submit the proposed transaction,
       in particular the completion of in-kind contributions
       to be made by Mr. Mordashov and the subsequent
       capital increase to the benefit of Mr. Mordashov,
       to the procedure generally applicable to in-kind
       contributions subject to the approval of an
       extraordinary shareholders  meeting, pursuant
       to article 32.1 of the luxembourg Law dated
       10 August 1915 on commercial companies.

       PLEASE NOTE THAT YOU CAN ONLY VOTE FOR OR AGAINST         Non-Voting    No vote
       FOR RESOULTION NUMBER 1. ABSTAIN IS NOT A VALID
       VOTE OPTION FOR  RESOLUTION NUMBER 1.




--------------------------------------------------------------------------------------------------------------------------
 INVENSYS PLC                                                                                Agenda Number:  700989823
--------------------------------------------------------------------------------------------------------------------------
        Security:  G49133104
    Meeting Type:  EGM
    Meeting Date:  14-Jun-2006
          Ticker:
            ISIN:  GB0008070418
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the Directors, for the purposes of              Mgmt          For                            For
       Section 80 of the Companies Act 1985  the
       Act  , to exercise all powers of the Company
       to allot relevant securities  Section 80(2)
       of the Act  up to an aggregate nominal amount
       of GBP 22,759,507 in connection with the Right
       Issue as specified;  Authority expires the
       earlier of the next AGM of the Company or 15
       months ; the Company may, before the expiry
       of this period, make an offer or agreement
       which would or might require relevant securities
       to be allotted and the Directors may allot
       the relevant securities in pursuance of that
       offer or agreement as if the authority conferred




--------------------------------------------------------------------------------------------------------------------------
 XSTRATA PLC, LONDON                                                                         Agenda Number:  700993961
--------------------------------------------------------------------------------------------------------------------------
        Security:  G9826T102
    Meeting Type:  EGM
    Meeting Date:  30-Jun-2006
          Ticker:
            ISIN:  GB0031411001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, subject to Resolutions 2 and 3 being             Mgmt          For                            For
       passed, the proposed acquisition by a wholly-owned
       indirect subsidiary of the Company, Xstrata
       Canada Inc.  the Offeror , of any and all of
       the issued, to be issued and outstanding Falconbridge
       Shares  as specified , other than any Falconbridge
       Shares owned directly or indirectly by the
       Offeror or its affiliates, on the terms and
       subject to the conditions of the offer document
       as specified , a copy of which is produced
       to the meeting and for identification purposes,
       initialed by the Chairman of the meeting, or
       on the terms and subject to the conditions
       of any amended, extended, revised, renewed,
       additional or other offer or offers for shares
       and/or associated rights in the capital of
       Falconbridge Limited  approved by the Board
       of Directors of the Company  the Board   or
       any duly constituted committee of the Board
       a Committee    the Offer , to make waivers,
       extensions and amendments or variations to
       any of the terms and conditions of the Offer
       and to do all such things that it may consider
       necessary or desirable to implement and give
       effect to, or otherwise in connection with,
       the Offer and any matters incidental to the
       Offer, including in respect of options granted
       to employees of Falconbridge or its subsidiaries

2.     Approve to increase the share capital of the              Mgmt          For                            For
       Company from USD 437,500,000.50 and GBP 50,000
       to USD 7,554,974,199.00 and GBP 50,000 by the
       creation of an additional 14,234,948,397 ordinary
       shares of USD 0.50 each in the capital of the
       Company having the rights and privileges and
       being subject to the restrictions contained
       in the Articles of Association of the Company
       and ranking pari passu in all respects with
       the existing ordinary shares of USD 0.50 each
       in the capital of the Company

3.     Authorize the Directors of the Company, subject           Mgmt          For                            For
       to Resolution 2 being passed, to renew the
       authority to allot relevant securities for
       a period expiring  unless previously renewed,
       varied or revoked  on the date which is the
       5 anniversary of the date on which this resolution
       is passed and for that period the Section 80
       amount shall be i) USD 7,000,000,000.00  equivalent
       to 14,000,000,000 ordinary shares of USD 0.50
       each in the capital of the Company  in connection
       with 1 or more issues of relevant securities
       under one or more transactions to refinance
       in whole or in part any amount outstanding
       under the Equity Bridge Facility  as specified
       and ii) otherwise than in connection with
       1 or more issues of relevant securities under
       1 or more transactions to refinance in whole
       or in part the Equity Bridge Facility  as specified
       , USD 117,474,198.50  equivalent to 234,948,397
       ordinary shares of USD 0.50 each in the capital
       of the Company

S.4    Authorize the Directors of the Company, in place          Mgmt          For                            For
       of all existing powers, to allot equity securities
       as if Section 89(1) of the Companies Act 1985
       did not apply, for that period the Section
       89 amount is USD 17,621,129.00  equivalent
       to 35,242,258 ordinary hares of USD 0.50 each
       in the capital of the Company ;  Authority
       expires at the next AGM of the Company



* Management position unknown

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

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         John Hancock Funds III
By (Signature)       /s/ Keith F. Hartstein
Name                 Keith F. Hartstein
Title                President
Date                 08/30/2006